FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets and other assets	$ 22,991	$ 23,056
Financial assets pledged as collateral for liabilities or contingent liabilities	4,297	5,626
Disclosure of financial liabilities [line items]
Financial liabilities	54,094	59,434
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	460	818
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	331	223
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	53,303	58,393
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	964	960
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	4,841	5,585
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	17,186	16,511
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	11,845	12,741
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	460	818
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	331	223
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	11,054	11,700
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	42,249	46,693
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	42,249	46,693
Provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	6,533	7,689
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	3,252	2,870
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	3,252	2,870
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	6,563	7,278
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	6,563	7,278
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	13,176	12,908
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	964	960
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	4,841	5,585
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	$ 7,371	$ 6,363